Quarterly financial information (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options	$ 3,964			$ 3,964
Total equity				(101,529)	$ (99,812)	$ (148,776)	$ (161,048)
Profit for the year	4,000	$ 9,309	$ 28,000	25,534	46,115	7,410
Fair value upon recognition				0
Previously reported
Quarterly financial information (Unaudited)
Profit for the year	$ 1,000	13,273	$ 24,000
Additional paid-in capital
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options		3,964		3,964
Total equity		29,657		$ 29,831	25,531	$ 23,685	$ 25,879
Additional paid-in capital | Previously reported
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options		0
Total equity		$ 25,693			$ 25,531